Consolidated Statement of Cash Flow (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
Disclosure Of Detailed Information About Non-cash Transaction Cash Flow [text block]
The following chart describes non-cash transactions related to the Consolidated Statement of Cash Flow:

Amounts in US$ '000	2017	2016	2015
Increase in asset retirement obligation	5,943	1,195	985
Increase in provisions for other long-term liabilities	2,053	3,468	-
Purchase of property, plant and equipment	11,759	(4,657)	830

Disclosure Of Detailed Information About Changes In Working Capital [text block]
Changes in working capital shown in the Consolidated Statement of Cash Flow are disclosed as follows:

Amounts in US$ '000	2017	2016	2015
Increase in Prepaid taxes	(14,802)	(2,351)	(16,611)
(Increase) Decrease in Inventories	(2,031)	466	2,752
(Increase) Decrease in Trade receivables	(1,344)	(4,811)	22,470
(Increase) Decrease in Prepayments and other receivables and Other assets	(8,623)	(1,758)	405
Customer advance (repayments) payments	(10,000)	20,000	-
Security deposit granted (Note 35)	(15,600)	-	-
Increase (Decrease) in Trade and other payables	27,122	374	(33,120)
	(25,278)	11,920	(24,104)